MARKETABLE SECURITIES - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Reserve of gains (losses) from investments in equity instruments	$ 71.8	$ (23.4)
Fair Value
Disclosure of detailed information about borrowings [line items]
Change in fair value	92.6	(40.0)
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	44.9	(38.4)
Other comprehensive losses on hedging instruments in marketable securities	47.7	(1.6)
Solaris warrant liability
Disclosure of detailed information about borrowings [line items]
Cumulative loss on disposition of marketable securities		74.2
Cumulative loss disposition of marketable securities, tax		0.0
Solaris warrant liability | Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Proceeds from exercise of warrants		48.2
Marketable securities carrying amount		48.2
Versamet
Disclosure of detailed information about borrowings [line items]
Investments in associates	$ 108.4
Investments in associates, non-current		$ 32.3
Solaris Resources Inc
Disclosure of detailed information about borrowings [line items]
Sale of equity interests (in units)		50.6